Accounts and transactions with related parties (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Directors [Member]
Statement [Line Items]
Audit's Committee	$ 63,120	$ 47,386	$ 29,185
Directors Committee	64,837	47,154	35,179
Attendance meetings fee	1,380,976	1,266,892	952,490
Dividend Participation	2,097,276	6,038,934	2,270,840
Chief Executive [Member]
Statement [Line Items]
Directors Committee	16,655	13,650	16,457
Attendance meetings fee	199,798	190,080	178,913
Dividend Participation	$ 27,773	$ 18,541	$ 22,144